CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Income/(loss) before taxation for the period		$ 64,815	$ 29,829	$ (26,967)
Adjustment for:
Interest expense (net)		2,135	3,096	3,316
Depreciation, depletion and amortisation		18,529	26,921	52,444
Exploration well write-offs		881	639	815
Net gains on sale and revaluation of non-current assets and businesses		(642)	(5,995)	(286)
Share of profit of joint ventures and associates		(3,972)	(4,097)	(1,783)
Dividends received from joint ventures and associates		4,398	3,929	2,591
(Increase)/decrease in inventories		(8,360)	(7,319)	4,477
(Increase)/decrease in current receivables		(8,989)	(20,567)	9,625
Increase/(decrease) in current payables		11,915	17,519	(9,494)
Derivative financial instruments		(2,619)	5,882	977
Retirement benefits		417	16	568
Decommissioning and other provisions		35	(76)	1,104
Other		2,991	803	8
Tax paid		(13,120)	(5,476)	(3,290)
Cash flow from operating activities		68,414	45,104	34,105
Capital expenditure		(22,600)	(19,000)	(16,585)
Investments in joint ventures and associates		(1,973)	(479)	(1,024)
Investment in equity securities		(260)	(218)	(218)
Proceeds from sale of property, plant and equipment and businesses		1,431	14,233	2,489
Proceeds from joint ventures and associates from sale, capital reduction and repayment of long-term loans		511	584	1,240
Proceeds from sale of equity securities		117	296	281
Interest received		906	423	532
Other investing cash inflows		2,060	2,928	3,239
Other investing cash outflows		(2,640)	(3,528)	(3,232)
Cash flow from investing activities		(22,448)	(4,761)	(13,278)
Net increase/(decrease) in debt with maturity period within three months		318	14	(63)
Other debt:
New borrowings		269	1,791	23,033
Repayments		(8,459)	(21,534)	(17,385)
Interest paid		(3,677)	(4,014)	(4,105)
Derivative financial instruments		(1,799)	(1,165)	1,157
Change in non-controlling interest		(1,965)	19	(42)
Cash dividends paid to:
Shell plc shareholders	[1]	(7,405)	(6,253)	(7,424)
Non-controlling interest		(206)	(348)	(311)
Repurchases of shares		(18,437)	(2,889)	(1,702)
Shares held in trust: net purchases and dividends received		(593)	(285)	(382)
Cash flow from financing activities		(41,954)	(34,664)	(7,224)
Effects of exchange rate changes on cash and cash equivalents		(736)	(539)	172
Increase in cash and cash equivalents		3,276	5,140	13,775
Cash and cash equivalents at beginning of year		36,970	31,830	18,055
Cash and cash equivalents at end of year		$ 40,246	$ 36,970	$ 31,830

[1]	Cash dividends paid represents the payment of net dividends (after deduction of withholding taxes where applicable) and payment of withholding taxes on dividends paid in the previous quarter.